Share Capital and Employee Compensation Plans	12 Months Ended
Dec. 31, 2025
Share Capital and Employee Compensation Plans [Abstract]
Share Capital and Employee Compensation Plans

16. Share Capital and Employee Compensation Plans
The Company grants stock options and equity-settled Restricted Share Units ("RSUs") to eligible employees and officers, and
Deferred Share Units ("DSUs") to eligible directors. The associated expenses are recognized over the vesting period, generally within three years.
a)Stock Options
For the years ended December 31, 2025, the total share-based compensation expense relating to stock options was
$0.5 million expense (2024 - $0.4 million expense) and is presented as a component of general and administrative expense (Note 19).
The following table summarizes changes in stock options for the year ended December 31, 2025 and 2024:

	Year ended December 31, 2025		Year ended December 31, 2024
	Number of options	Weighted Average Exercise Price	Number of options	Weighted Average Exercise Price
Outstanding, beginning of period	2,624	$2.38	3,300	$3.06
Granted	1,654	1.02	92	2.24
Exercised	(72)	1.21	(638)	5.38
Forfeited	(978)	3.22	(130)	4.82
Outstanding, end of period	3,228	$1.45	2,624	$2.38
The following table summarizes information about the Company's stock options outstanding at December 31, 2025:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding as at December 31, 2025	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price	Number Outstanding as at December 31, 2025	Weighted Average Exercise Price
$0.76 - $2.15	2,946	3.5	$1.09	1,144	$1.09
$2.16 - $4.30	34	0.4	3.85	34	3.85
$4.31 - $6.46	209	0.9	4.93	209	4.93
$6.47 - $8.59	39	0.2	7.73	40	7.73
	3,228	3.3	$1.45	1,427	$1.90
The following assumptions were used in the Black-Scholes option pricing model in determining the fair value of options granted during the years ended December 31:

	Year ended December 31,
	2025	2024
Expected life (years)	2.8	2.3
Expected volatility	52.6%	60.0%
Expected dividend yield	—%	—%
Risk-free interest rate	2.8%	3.1%
Expected forfeiture rate	—%	—%
Fair value per option (C$)	$1.47	$1.11
b)RSUs
RSUs are granted to eligible employees and officers where each RSU has a value equivalent to one Integra common share. The RSUs vest in 1/3 installments at the first, second and third anniversary date of the grant, with settlement occurring either in cash or common shares, determined at the discretion of the Board.
The Company recorded a $0.5 million expense for RSUs for the years ended December 31, 2025 (2024 - $0.8 million expense) which is included in general and administrative expenses (Note 19).
The following table summarizes changes in RSUs for the year ended December 31, 2025 and 2024:

	Year ended December 31, 2025		Year ended December 31, 2024
	Number outstanding	Fair value	Number outstanding	Fair value
Outstanding, beginning of period	835	$719	1,165	$1,573
Granted	1,593	1,697	—	—
Settled	(389)	(415)	(263)	(569)
Forfeited	(392)	(387)	(67)	(88)
Change in value	—	187	—	(197)
Outstanding, end of period	1,647	$1,801	835	$719
c)DSUs
DSUs are granted to non-executive directors where each DSU has a value equivalent to one Integra common share which vest on grant date. DSUs must be retained until the director leaves the Board, with settlement occurring either in cash or common shares, determined at the discretion of the Board.
The Company recorded a $0.9 million expense for DSUs for the years ended December 31, 2025 (2024 - $0.3 million expense) which is included in general and administrative expenses (Note 19).
The following table summarizes changes in DSUs for the year ended December 31, 2025 and 2024:

	Year ended December 31, 2025		Year ended December 31, 2024
	Number outstanding	Fair value	Number outstanding	Fair value
Outstanding, beginning of period	698	$1,226	732	$1,502
Granted	394	426	146	121
Cancelled	(50)	(49)	(124)	(118)
Settled	(153)	(304)	(56)	(191)
Change in value	—	79	—	(88)
Outstanding, end of period	889	$1,378	698	$1,226
d)Warrants
For the period ended December 31, 2025, the Company had 7,681,174 (2024 - 8,305,874) warrants outstanding at a weighted average exercise price of CAD$1.20, which mature on March 13, 2027.  These warrants were issued as part of the March 13, 2024 bought deal public offering (Note 16f). The following table summarizes changes in these warrants for the year ended December 31, 2025 and 2024:

	Year ended December 31, 2025		Year ended December 31, 2024
	Number outstanding	Fair value	Number outstanding	Fair value
Outstanding, beginning of period	8,306	$7,392	2,015	$2,096
Issued(1)	—	—	8,306	7,392
Exercised	(625)	(538)	—	—
Expired	—	—	(2,015)	(2,096)
Outstanding, end of period	7,681	$6,854	8,306	$7,392
(1)On March 13, 2024, the Company issued 8,305,874 warrants at CAD$1.20 per share and exercisable until March 13, 2027, as part of a bought deal public offering.
e)Authorized Shares
The Company's authorized capital stock consists of an unlimited number of common shares and an unlimited number of preferred shares without nominal or par value.
f)Equity Financings
On November 8, 2024 and upon the FCGI acquisition close, the Company issued 14,900,000 shares and received net proceeds of $14.0 million after deducting fees and expenses of $1.0 million.  These shares were issued from the completion of a bought deal public offering on August 21, 2024.  Pursuant to which the Company issued a total of
14,900,000 units at a price of CA$1.35 per unit.
On March 13, 2024 the Company completed a bought deal public offering, issuing a total of 16,611,750 units at a price of CAD$0.90 per unit, for net proceeds of $9.8 million after deducting fees and expenses of $1.2 million. Each unit consisted of one common share and one-half of one common share purchase warrant. Each whole warrant entitles the holder to purchase one additional common share at an exercise price of CAD$1.20 for a period of 36 months from the closing date.